Concentration of Risks (Details)	12 Months Ended
Dec. 31, 2023
Concentration of Risks (Details) [Line Items]
Interest-bearing borrowing	10.00%
Outstanding principal balance of loans, percentage	37.40%
Sales partners, percentage	63.10%
Total outstanding off-balance percentage	90.00%
Sales partners A [Member]
Concentration of Risks (Details) [Line Items]
Outstanding principal balance of loans, percentage	37.30%
Sales partners, percentage	0.80%
Sales partners B [Member]
Concentration of Risks (Details) [Line Items]
Outstanding principal balance of loans, percentage	0.10%
Sales partners, percentage	39.40%
Sales partners C [Member]
Concentration of Risks (Details) [Line Items]
Sales partners, percentage	22.90%